Income taxes - Schedule Of Deferred Tax Relating To Items That Are Charged Or Credited Directly To Equity (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net deferred tax assets and liabilities [abstract]
- Deferred tax assets to be recovered after more than 12 months	₩ 1,935	₩ 1,422
- Deferred tax assets to be recovered within 12 months	5,075	5,294
Net deferred tax assets	7,010	6,716
- Deferred tax liabilities to be recovered after more than 12 months	(3,124)	(3,776)
- Deferred tax liabilities to be recovered within 12 months	(1,058)	(1,221)
Net deferred tax liabilities	(4,182)	(4,997)
Deferred tax liability (asset)	₩ 2,828	₩ 1,719